1801 California Street Suite 5200 Denver, CO 80202

February 26, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

  (File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 150 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 151 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to update disclosure related to sub-adviser and strategy changes for each of Transamerica Clarion Global Real Estate Securities VP, Transamerica Aegon Government Money Market VP and Transamerica AB Dynamic Allocation VP. No fees are required in connection with this filing.

Please call (720) 493-4249 with any comments or questions concerning this filing.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.